Condensed Consolidated Statements of Convertible Preferred Stock and Stockholders' Deficit - USD ($) shares in Thousands, $ in Thousands	Total	Series Seed Convertible Preferred Stock [Member]	Series A Convertible Preferred Stock [Member]	Series B-1 Convertible Preferred Stock [Member]	Series B-2 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series Seed Convertible Preferred Stock [Member]	Preferred Stock [Member] Series A Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B-1 Convertible Preferred Stock [Member]	Preferred Stock [Member] Series B-2 Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Deficit [Member]
Beginning balance, shares at Dec. 31, 2020						13,781	20,424	0	0
Beginning balance at Dec. 31, 2020						$ 15,924	$ 34,479	$ 0	$ 0
Beginning balance, shares at Dec. 31, 2020										4,072
Beginning balance at Dec. 31, 2020	$ (21,156)									$ 4	$ 682	$ 0	$ (21,842)
Convertible preferred stock, net of issuance costs, share							20,424	22,222	4,496
Convertible preferred stock, net of issuance costs							$ 45,708	$ 57,703	$ 12,500
Reclassification of preferred stock tranche asset upon issuance of Series A convertible preferred stock							$ (2,451)
Exercises of stock options, share										246
Exercises of stock options	28										28
Vesting of restricted common stock, share										470
Vesting of restricted common stock	7									$ 1	6
Issuance of warrant to purchase common stock	72										72
Stock-based compensation expense	807										807
Other comprehensive income	(7)											(7)
Net loss	(21,959)												(21,959)
Ending balance, shares at Dec. 31, 2021		13,781	40,848	22,222	4,496	13,781	40,848	22,222	4,496
Ending balance at Dec. 31, 2021		$ 15,924	$ 77,736	$ 57,703	$ 12,500	$ 15,924	$ 77,736	$ 57,703	$ 12,500
Ending balance, shares at Dec. 31, 2021										4,788
Ending balance at Dec. 31, 2021	$ (42,208)									$ 5	1,595	(7)	(43,801)
Issuance of common stock for services rendered, share	10
Issuance of common stock for services rendered	$ 11										11
Exercises of stock options, share	144
Exercises of stock options	$ 49										49
Vesting of restricted common stock, share	381
Vesting of restricted common stock	$ 5										5
Stock-based compensation expense	894										894
Other comprehensive income	(3)											(3)
Net loss	(41,998)												(41,998)
Ending balance, shares at Sep. 30, 2022						13,781	40,848	22,222	4,496
Ending balance at Sep. 30, 2022						$ 15,924	$ 77,736	$ 57,703	$ 12,500
Ending balance, shares at Sep. 30, 2022										5,323
Ending balance at Sep. 30, 2022	(83,250)									$ 5	2,554	(10)	(85,799)
Beginning balance, shares at Dec. 31, 2021		13,781	40,848	22,222	4,496	13,781	40,848	22,222	4,496
Beginning balance at Dec. 31, 2021		$ 15,924	$ 77,736	$ 57,703	$ 12,500	$ 15,924	$ 77,736	$ 57,703	$ 12,500
Beginning balance, shares at Dec. 31, 2021										4,788
Beginning balance at Dec. 31, 2021	(42,208)									$ 5	1,595	(7)	(43,801)
Issuance of common stock for services rendered, share										10
Issuance of common stock for services rendered	11										11
Exercises of stock options, share										176
Exercises of stock options	62										62
Vesting of restricted common stock, share										430
Vesting of restricted common stock	5										5
Stock-based compensation expense	1,129										1,129
Other comprehensive income	2											2
Net loss	(58,032)												(58,032)
Ending balance, shares at Dec. 31, 2022		13,781	40,848	22,222	4,496	13,781	40,848	22,222	4,496
Ending balance at Dec. 31, 2022		$ 15,924	$ 77,736	$ 57,703	$ 12,500	$ 15,924	$ 77,736	$ 57,703	$ 12,500
Ending balance, shares at Dec. 31, 2022										5,404
Ending balance at Dec. 31, 2022	$ (99,031)									$ 5	2,802	(5)	(101,833)
Convertible preferred stock, net of issuance costs, share	16,367
Convertible preferred stock, net of issuance costs									$ 45,458
Issuance of common stock for services rendered, share	6
Issuance of common stock for services rendered	$ 6										6
Exercises of stock options, share	538
Exercises of stock options	$ 361									$ 2	359
Vesting of restricted common stock, share	54
Stock-based compensation expense	$ 1,148										1,148
Other comprehensive income	5											5
Net loss	(55,746)												(55,746)
Ending balance, shares at Sep. 30, 2023			40,848	22,222	20,863	13,781	40,848	22,222	20,863
Ending balance at Sep. 30, 2023		$ 15,924	$ 77,736	$ 57,703	$ 57,958	$ 15,924	$ 77,736	$ 57,703	$ 57,958
Ending balance, shares at Sep. 30, 2023										6,002
Ending balance at Sep. 30, 2023	$ (153,257)									$ 7	$ 4,315	$ 0	$ (157,579)